UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 9/30/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Municipal Series Trust California High-Yield Series California Quality Series Florida Series North Carolina Series

Annual Report September 30, 2005 Seeking Income Exempt From Regular Income Tax

Seligman 141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Interview With Your Portfolio Managers	2

Performance and Portfolio Overview	5

Understanding and Comparing Your Series’ Expenses	11

Portfolios of Investments	13

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	21

Notes to Financial Statements	25

Financial Highlights	36

Report of Independent Registered Public Accounting Firm	48

Trustees and Officers of the Trust	49

Additional Fund Information	back cover

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Series Trust, covering the fiscal year ended September 30, 2005. This report contains a discussion with your Portfolio Managers, as well as each Series’ investment results, financial statements, and portfolio of investments.

Thank you for your continued support of Seligman Municipal Series Trust. We look forward to serving your investment needs for many years to come.

By order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

November 14, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600	Outside the United States
New York, NY 10017		(800) 622-4597	24-Hour Automated Telephone Access Service

General Distributor	General Counsel
Seligman Advisors, Inc.	Sullivan & Cromwell LLP
100 Park Avenue
New York, NY 10017	Independent Registered
Public Accounting Firm
Deloitte & Touche LLP

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q:	What market conditions and events materially affected the performance of the Series in Seligman Municipal Series Trust during the fiscal year ended September 30, 2005?

A:
The Seligman Municipal Series Trust posted positive investment returns for the fiscal year ended September 30, 2005; however, results were comprised principally, if not wholly, of interest income rather than price return. Performance results were attributable to a constructive municipal market environment characterized by stable long-term municipal yields, rising short-term municipal yields, improving credit conditions and record-setting refunding activity.

During the Series’ fiscal year, the Federal Open Market Committee increased the federal funds rate by two percentage points, which led to sharply higher short-term municipal yields. As yields at the front-end of the municipal yield curve rose, the prices of many of the Series’ shorter-maturity holdings declined, tempering positive investment results (in general, fixed-rate bond prices decline as interest rates increase). Subsequent to the close of the reporting period, the federal funds rate was increased by an additional 0.25%.

The Series’ holdings of variable rate demand notes – the preferred investment vehicle for managing the Series’ cash flows – did benefit from the higher short-term yield environment, particularly given that cash balances over the past fiscal year, in general, have been maintained at higher percentages than they have historically been.

The US economy continued to expand over the past 12 months, leading to considerable improvement in state and local government finances. The Rockefeller Institute of Government reports that state tax revenues for the second quarter of 2005 rose 13.3% compared with the same period last year. Notably, most increases in tax receipts were achieved without meaningful hikes in tax rates. Further, tax receipts rose for personal, corporate, and sales taxes with corporate taxes experiencing the strongest growth. States and municipalities have made significant progress in restoring fiscal balance, leading to an overall strengthening in credit trends. Still, substantial challenges remain, including the escalating costs of Medicaid programs, public pension liabilities and education funding. In addition, the failure of many states to adequately address structural imbalances poses a risk to future financial stability.

Year-to-date, the favorable interest rate environment continued to support the issuance of refunding bonds. In general, refunding bonds are issued to retire outstanding, higher-cost debt. Refunding activity in the municipal market has had a significant impact on the Series. Over the past year, a significant percentage of the Series’ holdings were pre-refunded to future call dates. When municipal bonds are refunded, principal and interest payments are typically secured by escrow accounts comprised of US government securities, making them secure and highly liquid securities. In addition, the shortened maturity date and enhanced credit quality of pre-refunded bonds often results in price appreciation, which contributes positively to investment results. Currently, refunded bonds (pre-refunded bonds and escrowed-to-maturity bonds) represent the largest sector in the California High-Yield, Florida, and North Carolina Series and the second largest in California Quality Series.

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

The Series also experienced a high percentage of bond calls during the reporting period. The loss of high-yielding bonds reduced investment income because the proceeds of called bonds were reinvested at lower prevailing yields.

As municipal yields have trended lower, investors have stepped up purchases of lower-rated credits. The increase in demand for lesser-rated bonds has caused yield spreads to compress. As a result, lower-rated bonds have outperformed higher-quality bonds by a wide margin over the past 12 months. The Series, with the exception of California High-Yield Series, is comprised principally of higher-quality municipal bonds.

Q:	What investment strategies or techniques materially affected the Series’ performance during the period?

A:
Over the past fiscal year, our primary objective has been to lessen the impact of an expected increase in long-term municipal yields and significantly higher short-term yields (yield curve flattening) on the Series’ performance. The following strategies were implemented, although the extent of their use varied among the individual portfolios:

In an effort to lower the interest rate exposure of our funds, portfolio average maturities have been allowed to decline to lower levels than in recent years. In general, the longer the maturity of a bond is, the greater its interest rate sensitivity. New purchases have been concentrated in the 20-year maturity range. Over the 12-month reporting period, however, the longest maturity bonds unexpectedly enjoyed the best performance while the 20-year sector ranked second.

Portfolio holdings that were pre-refunded prior to the start of the current fiscal year were maintained given their attractive coupon interest and inherently defensive nature. Investment income has benefited from our decision to retain these higher-yielding securities. However, given the shorter maturity dates of the Series’ pre-refunded bonds, the increase in short-term yields over the past year caused performance results to significantly lag that of longer-term securities. On a more positive note, the Series held the majority of portfolio holdings that were pre-refunded during the Series’ fiscal year. The shortened maturity date and enhanced credit quality often resulted in price appreciation for the newly pre-refunded bonds, contributing to positive investment results.

The Series’ portfolios are comprised almost entirely of premium-coupon bonds (market price above par). Premium coupon bonds are generally less sensitive to interest rate changes than par or discount bonds (market price below par). In a rising interest rate environment, premium bonds typically outperform lower coupon

A Team Approach

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Lowery, and Debra McGuinness.

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

bonds. However, the decline in long-term municipal yields over the past fiscal year, favored par and discount-coupon bonds.

The majority of holdings in the Series, with the exception of California High-Yield Series, are higher-quality bonds, with the largest concentration in AAA-rated insured bonds. California High-Yield Series contains only investment-grade municipal bonds with the majority of holdings rated A. Yields offered on most lower quality bonds have not, in our opinion, adequately compensated investors for accepting a greater degree of credit risk. Nevertheless, strong demand for higher-yielding securities has led to a narrowing of credit spreads. As a result, lower-quality bonds outperformed higher-quality bonds over the past 12 months. As a result, the California High-Yield Series had the best performance of the Series in Seligman Municipal Series Trust.

The Series does not own tobacco bonds due to concerns over legal challenges to the Master Settlement Agreement (MSA) — the source of principal and interest payment for tobacco bonds — as well as the impact of punitive jury awards and continuing litigation on tobacco companies. Additionally, tobacco company contributions to the MSA are based on the quantity of cigarettes sold. Cigarette sales have already fallen below projection, and are expected to decline further, reducing the tobacco company payments to the MSA. Despite these factors, Tobacco Securitization Bonds posted strong performance for the period, enhancing the returns of other funds that held them.

Fiscal year performance results for the Series, with the exception of California High-Yield Series, lagged that of the Lehman Brothers Municipal Bond Index (the “Lehman Index”) — the Series’ stated benchmark. Our more defensive portfolio positioning, relative to the Lehman Index was the primary reason for the underperformance of the Series, except California High-Yield Series, given the continued, albeit modest, decline in long-term municipal yields over the past 12 months. Additionally, overweighting of the pre-refunded bond sector and avoidance of Tobacco bonds (in all Series), compared with the Lehman Index, caused a lag in period returns.

It should be noted that the Lehman Index is an unmanaged index comprised of a wide range of investment-grade municipal bonds, and that its components may differ significantly from that of the Series of Seligman Municipal Series Trust. Further, the Lehman Index does not reflect the impact of fees or expenses as do the Series’ returns.

__________
The views and opinions expressed are those of the Portfolio Managers, are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Series of Seligman Municipal Series Trust (the “Trust”) and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Series as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Series would have been lower. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2005. The performance of Class C shares, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table that follows the chart. The performance of Class C shares will differ from the performances shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

An investment in a Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

__________
See footnotes on page 10.

Performance and Portfolio Overview

California High-Yield Series

Investment Results
Total Returns
For Periods Ended September 30, 2005

	Average Annual
Class A	Six Months	*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.24)%		(0.32)%	4.67%	5.13%	n/a
Without Sales Charge	2.67		4.63	5.70	5.64	n/a
Class C
With Sales Charge and CDSC#	0.14		1.63	4.56	n/a	3.98%
Without Sales Charge and CDSC	2.20		3.69	4.76	n/a	4.15
Class D
With 1% CDSC	1.20		2.70	n/a	n/a	n/a
Without CDSC	2.20		3.69	4.76	4.69	n/a
Lehman Index**	2.80		4.05	6.34	6.07	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2005
	9/30/05	3/31/05	9/30/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.62	$6.58	$6.65	$0.262	$0.069	3.39%
Class C	6.63	6.59	6.66	0.202	0.069	2.63
Class D	6.63	6.59	6.66	0.202	0.069	2.66

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	82%	AAA	15%
General Obligation Bondsøø	18	AA	10
		A	61
Weighted Average Maturity##	23.1 years	BBB	14

__________
See footnotes on page 10.

Performance and Portfolio Overview

California Quality Series

Investment Results
Total Returns
For Periods Ended September 30, 2005

		Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.39)%	(0.98)%	4.47%	5.07%	n/a
Without Sales Charge	2.52	3.90	5.51	5.58	n/a
Class C
With Sales Charge and CDSC#	(0.12)	0.83	4.34	n/a	3.85%
Without Sales Charge and CDSC	1.92	2.84	4.56	n/a	4.02
Class D
With 1% CDSC	0.92	1.85	n/a	n/a	n/a
Without CDSC	1.92	2.84	4.56	4.63	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2005
	9/30/05	3/31/05	9/30/04	Dividend	†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.79	$6.76	$6.89	$0.274		$0.088	2.76%
Class C	6.76	6.74	6.87	0.213		0.088	1.98
Class D	6.76	6.74	6.87	0.213		0.088	2.00

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	74%	AAA	66%
General Obligation Bondsøø	26	AA	7
		A	27
Weighted Average Maturity##	17.6 years

__________
See footnotes on page 10.

Performance and Portfolio Overview

Florida Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.60)%	(1.74)%	4.63%	4.88%	n/a
Without Sales Charge	2.21	3.17	5.65	5.38	n/a
Class C
With Sales Charge and CDSC#	(0.31)	0.28	4.61	n/a	3.93%
Without Sales Charge and CDSC	1.69	2.27	4.83	n/a	4.10
Class D
With 1% CDSC	0.69	1.28	n/a	n/a	n/a
Without CDSC	1.69	2.27	4.83	4.59	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended September 30, 2005
	9/30/05	3/31/05	9/30/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.92	$7.91	$8.00	$0.324	$0.005	2.85%
Class C	7.93	7.93	8.02	0.264	0.005	2.22
Class D	7.93	7.93	8.02	0.264	0.005	2.24

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	48%	AAA	66%
General Obligation Bondsøø	52	AA	8
		A	26
Weighted Average Maturity##	14.3 years

__________
See footnotes on page 10.

Performance and Portfolio Overview

North Carolina Series

Investment Results

Total Returns
For Periods Ended September 30, 2005

		Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.58)%	(2.40)%	4.23%	4.60%	n/a
Without Sales Charge	2.22	2.45	5.26	5.12	n/a
Class C
With Sales Charge and CDSC#	(0.04)	(0.16)	4.26	n/a	3.50%
Without Sales Charge and CDSC	1.97	1.82	4.48	n/a	3.66
Class D
With 1% CDSC	0.84	0.70	n/a	n/a	n/a
Without CDSC	1.84	1.69	4.46	4.32	n/a
Lehman Index**	2.80	4.05	6.34	6.07	5.65	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2005
	9/30/05	3/31/05	9/30/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.94	$7.91	$8.05	$0.283	$0.021	2.54%
Class C	7.94	7.90	8.04	0.223	0.021	1.89
Class D	7.93	7.90	8.04	0.223	0.021	1.91

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	63%	AAA	45%
General Obligation Bondsøø	37	AA	39
		A	7
Weighted Average Maturity##	11.6 years	BBB	9
__________
See footnotes on page 10.

Performance and Portfolio Overview

__________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Trust’s prospectus.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
##	Excludes variable rate demand notes.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the year ended September 30, 2005.
††
Current yield, representing the annualized yield for the 30-day period ended September 30, 2005, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Series	3.29%	2.53%	2.56%
Florida Series	2.70	2.07	2.09
ø	Percentages based on current market values of long-term holdings at September 30, 2005.
øø	Includes pre-refunded and escrowed-to-maturity securities.

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Trust, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2005 and held for the entire six-month period ended September 30, 2005.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing Your Series’ Expenses (continued)

			Actual		Hypothetical
	Beginning Account Value 4/1/05	Annualized Expense Ratio*	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05	Ending Account Value 9/30/05	Expenses Paid During Period** 4/1/05 to 9/30/05
California High-Yield
Class A	$1,000.00	0.91%	$1,026.70	$4.62	$1,020.52	$4.59
Class C	1,000.00	1.81	1,022.00	9.16	1,016.02	9.13
Class D	1,000.00	1.81	1,022.00	9.16	1,016.02	9.13
California Quality
Class A	1,000.00	0.93	1,025.20	4.72	1,020.40	4.71
Class C	1,000.00	1.83	1,019.20	9.25	1,015.90	9.25
Class D	1,000.00	1.83	1,019.20	9.25	1,015.90	9.25
Florida
Class A	1,000.00	0.97	1,022.10	4.93	1,020.19	4.93
Class C	1,000.00	1.72	1,016.90	8.69	1,016.46	8.69
Class D	1,000.00	1.72	1,016.90	8.69	1,016.46	8.69
North Carolina
Class A	1,000.00	1.23	1,022.20	6.21	1,018.92	6.20
Class C	1,000.00	1.97	1,019.70	9.97	1,015.19	9.95
Class D	1,000.00	1.97	1,018.40	9.98	1,015.19	9.95

__________
*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Trust's prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Series, respectively. Absent such waiver, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Series' annualized expense ratios based on actual expenses for the period April 1, 2005 to September 30, 2005, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2005

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5 1/2% due 12/1/2018*	Aa2	$1,045,390
1,500,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa	1,536,735
2,000,000	California Educational Facilities Authority Rev. (Scripps College) 5% due 8/1/2031	A1	2,047,620
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6 1/4% due 12/1/2034ø	A3	3,391,050
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A3	769,140
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,848,533
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5 3/8% due 2/1/2036*	Aa3	2,315,500
810,000	California Housing Finance Agency (Single Family Mortgage Rev.), 5.40% due 8/1/2028*	Aaa	829,213
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5 1/4% due 10/1/2034	A-‡	2,570,125
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5 5/8% due 8/15/2042	A1	2,639,625
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5 3/4% due 1/15/2040	Baa3	1,537,185
2,685,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,686,745
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	3,288,180
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5 1/2% due 12/1/2020	A3	3,064,500
2,000,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026	A1	2,030,160
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5 1/4% due 7/1/2029	A2	2,059,660
	Total Municipal Bonds (Cost $32,865,750) — 93.9%		34,659,361
	Variable Rate Demand Notes
1,500,000	New York City, NY GOs due 8/15/2018	VMIG 1	1,500,000
300,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	300,000
Total Variable Rate Demand Notes (Cost $1,800,000) — 4.9%			1,800,000
Total Investments (Cost $34,665,750) — 98.8%			36,459,361
Other Assets Less Liabilities — 1.2%			435,635
Net Assets — 100.0%			$36,894,996
__________
See footnotes on page 17.

Portfolios of Investments
September 30, 2005

California Quality Series

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	$3,111,180
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,096,040
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,095,070
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit) 5% due 7/1/2023	Aaa	1,054,330
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5 1/2% due 12/1/2029*	Aaa	4,171,280
4,000,000	California State GOs, 5 3/8% due 10/1/2027	A2	4,278,000
2,420,000	California State Veterans' GOs, 5.70% due 12/1/2032*	A2	2,496,811
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5 1/2% due 11/1/2032	A3	2,095,640
865,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa	890,371
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6 3/4% due 7/1/2012	Aaa	2,937,050
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5 1/8% due 7/1/2041	Aa3	2,057,380
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,280,140
1,000,000	Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015ø	Aaa	1,022,650
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5 3/8% due 9/1/2024	Aaa	4,189,080
1,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5 7/8% due 12/1/2027ø	Aa3	1,014,720
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,073,740
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5 1/4% due 5/15/2024	Aaa	539,885
2,720,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.) 5% due 7/1/2028ø	Aaa	2,891,360
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.) 5% due 7/1/2028	Aaa	1,598,207
Total Municipal Bonds (Cost $41,931,698) — 87.2%			44,892,934

(Continued on next page.)

__________
See footnotes on page 17.

Portfolios of Investments
September 30, 2005

California Quality Series (continued)

Face Amount	Short-Term Holdings	Rating†	Value
$3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029ø	Aaa	$3,095,520
1,135,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026ø	Aaa	1,173,942
600,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	600,000
1,000,000	New York City, NY GOs, VRDN, due 8/1/2016	VMIG 1	1,000,000
Total Short-Term Holdings (Cost $5,753,312) —11.4%			5,869,462
Total Investments (Cost $47,685,010) — 98.6%			50,762,396
Other Assets Less Liabilities — 1.4%			705,264
Net Assets — 100.0%			$51,467,660

Florida Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5 1/4% due 10/1/2026*	Aaa	$2,089,240
2,000,000	Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016	Aaa	2,072,940
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA	1,944,250
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,109
460,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*	Aa2	470,562
450,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	469,197
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5 3/8% due 6/1/2027*	Aaa	2,587,775
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5 1/4% due 10/1/2023*	Aaa	2,072,560
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	2,214,180
2,000,000	Jacksonville, FL Electric Authority System Rev., 5 1/2% due 10/1/2041ø	Aa2	2,095,700
1,500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5 3/8% due 10/1/2030ø	Aaa	1,539,780
1,000,000	Jacksonville, FL Port Authority Airport Rev., 6 1/4% due 10/1/2024*ø	Aaa	1,020,090
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5 7/8% due 2/1/2036*	A1	2,056,920
1,000,000	Lee County, FL Water & Sewer Rev., 5% due 10/1/2023	Aaa	1,053,640
(Continued on next page.)

__________
See footnotes on page 17.

Portfolios of Investments
September 30, 2005

Florida Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5 5/8% due 10/1/2024	A2	$2,092,340
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System / Sunbelt Obligation Group), 6 3/8% due 11/15/2020ø	A2	2,004,957
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5 1/2% due 11/15/2033	A1	2,101,420
1,770,000	Reedy Creek, FL Improvement District Utilities Rev., 5 1/8% due 10/1/2019ø	Aaa	1,858,553
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5 1/8% due 10/1/2019	Aaa	240,348
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5 3/4% due 10/1/2029ø	Aaa	1,968,574
Total Municipal Bonds (Cost $30,001,965) — 93.1%			32,023,135
	Variable Rate Demand Notes
400,000	New York City, NY Transitional Finance Authority Series 3 due 11/1/2022	VMIG 1	400,000
100,000	New York City, NY Transitional Finance Authority Sub Series 2A due 11/1/2022	VMIG 1	100,000
1,210,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,210,000
Total Variable Rate Demand Notes (Cost $1,710,000) — 5.0%			1,710,000
Total Investments (Cost $31,711,965) — 98.1%			33,733,135
Other Assets Less Liabilities — 1.9%			647,421
Net Assets — 100.0%			$34,380,556

North Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$1,388,725
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025	Aaa	1,298,838
1,185,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	1,257,510
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2	1,126,010
1,250,000	Charlotte, NC Water & Sewer System Rev., 5 1/4% due 6/1/2025ø	AAA‡	1,367,225
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., 5 3/4% due 1/15/2021	Aa3	2,053,420
215,000	Greensboro, NC Combined Enterprise System Rev., 5 1/4% due 6/1/2022	Aa3	234,367

(Continued on next page.)

__________
See footnotes on page 17.

Portfolios of Investments
September 30, 2005

North Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Martin County, NC Industrial Facilities and Pollution Control Financing Authority Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*	Baa2	$1,533,060
360,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	380,218
85,000	North Carolina Housing Finance Agency Rev. (Single Family), 6 1/2% due 3/1/2018	Aa2	85,256
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,529,895
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,937,652
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024	Aa1	1,056,940
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5 3/8% due 2/1/2017	A3	1,066,070
250,000	Winston-Salem, NC Water & Sewer System Rev., 5 1/8% due 6/1/2028ø	AAA‡	274,352
Total Municipal Bonds (Cost $15,433,856) — 88.6%			16,589,538
	Short-Term Holdings
750,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	750,000
100,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	100,000
1,000,000	University of North Carolina at Chapel Hill Hospital Rev., 5 1/4% due 2/15/2026ø	AA-‡	1,029,010
Total Short-Term Holdings (Cost $1,803,600) — 10.0%			1,879,010
Total Investments (Cost $17,237,456) — 98.6%			18,468,548
Other Assets Less Liabilities — 1.4%			258,779
Net Assets — 100.0%			$18,727,327

__________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN - variable rate demand note.
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Assets:
Investments, at value:*
Long-term holdings	$34,659,361	$44,892,934	$32,023,135	$16,589,538
Short-term holdings	1,800,000	5,869,462	1,710,000	1,879,010
Total investments	36,459,361	50,762,396	33,733,135	18,468,548
Cash**	19,823	70,686	86,993	28,769
Interest receivable	529,583	805,155	712,426	240,322
Expenses prepaid to shareholder service agent	5,236	5,597	3,611	2,347
Receivable for securities sold	—	—	—	55,351
Receivable for Shares of Beneficial Interest Sold	—	—	1,680	—
Other	2,340	3,277	2,223	1,339
Total Assets	37,016,343	51,647,111	34,540,068	18,796,676

Liabilities:
Dividends payable	55,782	78,937	50,420	27,292
Management fee payable	12,200	21,220	9,929	7,817
Distribution and service fees payable	7,112	7,414	10,220	5,146
Payable for Shares of Beneficial Interest repurchased	5,005	21,250	50,050	—
Accrued expenses and other	41,248	50,630	38,893	29,094
Total Liabilities	121,347	179,451	159,512	69,349
Net Assets	$36,894,996	$51,467,660	$34,380,556	$18,727,327

Composition of Net Assets:
Shares of Beneficial Interest, at par:
Class A	$4,745	$6,952	$3,701	$2,112
Class C	373	482	492	178
Class D	451	151	148	67
Additional paid-in capital	35,037,547	48,110,353	32,106,788	17,314,250
Undistributed net investment income	58,269	188,326	74,147	50,553
Accumulated net realized gain	—	84,010	174,110	129,075
Net unrealized appreciation of investments	1,793,611	3,077,386	2,021,170	1,231,092
Net Assets	$36,894,996	$51,467,660	$34,380,556	$18,727,327

(Continued on next page.)
__________
See footnotes on page 19.

Statements of Assets and Liabilities
(continued)
September 30, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Net Assets:
Class A	$31,431,576	$47,186,430	$29,297,510	$16,781,256
Class C	$2,474,950	$3,259,326	$3,907,013	$1,414,120
Class D	$2,988,470	$1,021,904	$1,176,033	$531,951

Shares of Beneficial Interest Outstanding (unlimited shares authorized; $0.001 par value):
Class A	4,745,010	6,952,092	3,700,558	2,112,496
Class C	373,245	481,980	492,486	178,200
Class D	450,615	151,112	148,240	67,056

Net Asset Value per Share:
Class A	$6.62	$6.79	$7.92	$7.94
Class C	$6.63	$6.76	$7.93	$7.94
Class D	$6.63	$6.76	$7.93	$7.93

__________
* Cost of total investments	$34,665,750	$47,685,010	$31,711,965	$17,237,456
** Includes restricted cash of	$5,300	$6,300	$2,000	$—
See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Investment Income:
Interest	$1,877,101	$2,701,536	$1,865,858	$1,054,749

Expenses:
Management fees	191,657	271,020	182,988	109,045
Distribution and service fees	88,704	98,864	133,271	79,462
Shareholder account services	80,636	87,916	60,376	37,783
Auditing and legal fees	32,291	40,634	32,773	30,290
Registration	17,641	17,519	14,571	13,684
Custody and related services	12,491	17,383	13,081	8,664
Trustees’ fees and expenses	8,354	8,812	7,975	7,424
Shareholder reports and communications	6,259	7,842	6,872	4,802
Miscellaneous	5,230	6,816	5,053	3,724
Total Expenses Before Management Fee Waiver	443,263	556,806	456,960	294,878
Management Fee Waiver (Note 3)	(38,332)	—	(54,896)	—
Total Expenses After Management Fee Waiver	404,931	556,806	402,064	294,878
Net Investment Income	1,472,170	2,144,730	1,463,794	759,871

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	—	330,304	172,452	122,197
Net change in unrealized appreciation of investments	239,831	(462,651)	(553,167)	(372,492)
Net Gain (Loss) on Investments	239,831	(132,347)	(380,715)	(250,295)

Increase in Net Assets from Operations	$1,712,001	$2,012,383	$1,083,079	$509,576

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets

	California High-Yield Series		California Quality Series
	Year Ended September 30,		Year Ended September 30
	2005	2004	2005	2004
Operations:
Net investment income	$1,472,170	$1,722,860	$2,144,730	$2,479,557
Net realized gain on investments	—	307,558	330,304	617,043
Net change in unrealized appreciation of investments	239,831	97,141	(462,651)	(549,645)
Increase in Net Assets from Operations	1,712,001	2,127,559	2,012,383	2,546,955

Distributions to Shareholders:
Net investment income:
Class A	(1,290,395)	(1,489,562)	(1,973,546)	(2,244,666)
Class C	(79,080)	(101,600)	(120,885)	(159,370)
Class D	(91,036)	(104,102)	(33,700)	(41,323)
Total	(1,460,511)	(1,695,264)	(2,128,131)	(2,445,359)
Net realized long-term gain on investments:
Class A	(348,442)	(52,401)	(652,732)	—
Class C	(28,555)	(4,748)	(55,969)	—
Class D	(31,371)	(5,012)	(14,803)	—
Total	(408,368)	(62,161)	(723,504)	—
Decrease in Net Assets from Distributions	(1,868,879)	(1,757,425)	(2,851,635)	(2,445,359)

(Continued on page 22.)

Statements of Changes in Net Assets
(continued)

	California High-Yield Series		California Quality Series
	Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$503,407	$617,449	$1,044,303	$857,790
Investment of dividends	863,684	1,057,819	1,154,063	1,319,522
Exchanged from associated funds	792,816	214,110	588,958	392,872
Shares issued in payment of gain distributions	293,176	45,728	493,409	—
Total	2,453,083	1,935,106	3,280,733	2,570,184
Cost of shares repurchased	(4,977,036)	(7,594,446)	(8,061,544)	(13,256,279)
Exchanged into associated funds	(222,590)	(2,023,689)	(397,068)	(781,100)
Total	(5,199,626)	(9,618,135)	(8,458,612)	(14,037,379)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(2,746,543)	(7,683,029)	(5,177,879)	(11,467,195)
Decrease in Net Assets	(2,903,421)	(7,312,895)	(6,017,131)	(11,365,599)

Net Assets:
Beginning of year	39,798,417	47,111,312	57,484,791	68,850,390
End of Year*	$36,894,996	$39,798,417	$51,467,660	$57,484,791

__________
* Including undistributed net investment income	$58,269	$46,610	$188,326	$204,224
See Notes to Financial Statements.

Statements of Changes in Net Assets
(continued)

	Florida Series		North Carolina Series
	Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004
Operations:
Net investment income	$1,463,794	$1,577,895	$759,871	$860,919
Net realized gain on investments	172,452	2,641	122,197	109,021
Net change in unrealized appreciation of investments	(553,167)	(373,860)	(372,492)	(316,637)
Increase in Net Assets from Operations	1,083,079	1,206,676	509,576	653,303

Distributions to Shareholders:
Net investment income:
Class A	(1,264,083)	(1,359,437)	(653,505)	(741,627)
Class C	(139,901)	(155,059)	(72,461)	(83,757)
Class D	(44,218)	(47,152)	(19,398)	(21,066)
Total	(1,448,202)	(1,561,648)	(745,364)	(846,450)
Net realized long-term gain on investments:
Class A	(19,968)	(67,424)	(51,439)	(94,021)
Class C	(2,907)	(9,437)	(7,560)	(13,462)
Class D	(839)	(3,002)	(1,847)	(3,449)
Total	(23,714)	(79,863)	(60,846)	(110,932)
Decrease in Net Assets from Distributions	(1,471,916)	(1,641,511)	(806,210)	(957,382)

(Continued on page 24.)

Statements of Changes in Net Assets
(continued)

	Florida Series		North Carolina Series
	Year Ended September 30,		Year Ended September 30,
	2005	2004	2005	2004
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$1,045,897	$3,745,067	$272,380	$732,808
Investment of dividends	758,900	838,907	479,784	558,248
Exchanged from associated funds	617,634	449,231	133,328	354,851
Shares issued in payment of gain distributions	16,047	54,728	49,160	86,785
Total	2,438,478	5,087,933	934,652	1,732,692
Cost of shares repurchased	(5,945,877)	(6,321,997)	(5,388,968)	(4,106,771)
Exchanged into associated funds	(227,031)	(211,752)	(95,331)	(128,064)
Total	(6,172,908)	(6,533,749)	(5,484,299)	(4,234,835)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(3,734,430)	(1,445,816)	(4,549,647)	(2,502,143)
Decrease in Net Assets	(4,123,267)	(1,880,651)	(4,846,281)	(2,806,222)

Net Assets:
Beginning of year	38,503,823	40,384,474	23,573,608	26,379,830
End of Year*	$34,380,556	$38,503,823	$18,727,327	$23,573,608

__________
* Including undistributed net investment income	$74,147	$83,163	$50,553	$44,730
See Notes to Financial Statements.

Notes to Financial Statements

1.
Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.” Each Series of the Trust offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Trust:

a.
Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2005, the interest rates paid on these notes ranged from 2.72% to 2.95%.

Notes to Financial Statements

d.
Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2005, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date.

f.	Restricted Cash — Restricted cash represents deposits that are being held as collateral for letters of credit issued by banks in connection with the Fund’s insurance policies.

3.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the year ended September 30, 2005 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the year ended September 30, 2005, the amounts of fees waived by the Manager for California High-Yield Series and Florida Series were $38,332 and $54,896, respectively.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
California High-Yield	$1,688	$11,350
California Quality	3,879	28,036
Florida	3,315	24,923
North Carolina	1,231	8,418

The Trust has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the year ended September 30, 2005, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated to $32,705, $49,273, $77,637, and $46,272, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 2005, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Notes to Financial Statements

Series	Class C	Class D
California High-Yield	$26,081	$29,918
California Quality	38,786	10,805
Florida	42,281	13,353
North Carolina	26,231	6,959

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the year ended September 30, 2005, such charges amounted to $931 for California High-Yield Series, $366 for California Quality Series, $197 for Florida Series, and $875 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2005, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees
California High-Yield	$369	$3,984
California Quality	1,560	2,934
Florida	1,338	4,771
North Carolina	—	2,589

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series
California High-Yield	$80,636
California Quality	87,916
Florida	60,376
North Carolina	37,783

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Trust and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Trust to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Trust’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2005, the Trust’s potential obligation under the Guaranties is $45,500. As of September 30, 2005, no event has occurred which would result in the Trust becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Trust as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Notes to Financial Statements

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balances thereof at September 30, 2005, are included in accrued expenses and other liabilities as follows:

Series
California High-Yield	$8,794
California Quality	9,004
Florida	5,814
North Carolina	4,955

4.
Committed Line of Credit — The Trust is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the year ended September 30, 2005, the Trust did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2005, were as follows:

Series	Purchases	Sales
California High-Yield	$775,508	$505,000
California Quality	—	6,149,910
Florida	—	4,345,110
North Carolina	—	3,427,864

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2005, each Series’ tax basis cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:

Notes to Financial Statements
Series	Tax Basis Cost
California High-Yield	$34,607,481
California Quality	47,645,844
Florida	31,637,818
North Carolina	17,186,903

At September 30, 2005, the tax basis components of accumulated earnings were as follows:

Series	California High-Yield	California Quality	Florida	North Carolina
Gross unrealized appreciation of portfolio securities	$1,857,894	$3,116,552	$2,095,317	$1,281,645
Gross unrealized depreciation of portfolio securities	(6,014)	—	—	—
Net unrealized appreciation of portfolio securities	1,851,880	3,116,552	2,095,317	1,281,645
Undistributed tax-exempt income	13,581	89,481	56,797	32,488
Accumulated net realized gain	—	233,170	174,110	129,075
Total accumulated earnings	$1,865,461	$3,439,203	$2,326,224	$1,443,208

The tax characterization of distributions paid was as follows:

	Year Ended September 30,
	2005	2004
Tax-exempt income:
California High-Yield	$1,513,097	$1,695,264
California Quality	2,128,131	2,445,359
Florida	1,448,202	1,561,648
North Carolina	745,364	846,450
Long-term capital gains:
California High-Yield	355,782	62,161
California Quality	723,504	—
Florida	23,714	79,863
North Carolina	60,846	110,932

For the year ended September 30, 2005, the California Quality Series repurchased 1,183,429 shares from shareholders aggregating $8,061,544, of which approximately $14,200 represents capital gain distributions. This information is provided for federal tax purposes only.

Notes to Financial Statements

7.	Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series
	Year Ended September 30,
	2005		2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	59,615	$395,391	57,113	$375,394
Investment of dividends	113,844	754,713	138,030	910,389
Exchanged from associated funds	30,967	204,413	31,079	204,193
Shares issued in payment of gain distributions	37,131	244,320	5,700	37,619
Total	241,557	1,598,837	231,922	1,527,595
Cost of shares repurchased	(622,899)	(4,130,453)	(914,361)	(6,028,373)
Exchanged into associated funds	(32,609)	(217,152)	(46,820)	(311,799)
Total	(655,508)	(4,347,605)	(961,181)	(6,340,172)
Decrease	(413,951)	$(2,748,768)	(729,259)	$(4,812,577)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,984	$86,027	21,506	$142,215
Investment of dividends	7,953	52,760	11,774	77,751
Exchanged from associated funds	4,728	31,382	—	—
Shares issued in payment of gain distributions	3,786	24,951	618	4,087
Total	29,451	195,120	33,898	224,053
Cost of shares repurchased	(101,439)	(675,224)	(116,624)	(769,512)
Total	(101,439)	(675,224)	(116,624)	(769,512)
Decrease	(71,988)	$(480,104)	(82,726)	$(545,459)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,299	$21,989	15,309	$99,840
Investment of dividends	8,473	56,211	10,548	69,679
Exchanged from associated funds	83,528	557,021	1,501	9,917
Shares issued in payment of gain distributions	3,628	23,905	609	4,022
Total	98,928	659,126	27,967	183,458
Cost of shares repurchased	(25,714)	(171,359)	(121,739)	(796,561)
Exchanged into associated funds	(820)	(5,438)	(260,534)	(1,711,890)
Total	(26,534)	(176,797)	(382,273)	(2,508,451)
Increase (decrease)	72,394	$482,329	(354,306)	$(2,324,993)

Notes to Financial Statements

California Quality Series
	Year Ended September 30,
	2005		2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	147,127	$1,003,777	93,555	$637,292
Investment of dividends	158,217	1,079,785	177,937	1,219,581
Exchanged from associated funds	27,959	190,982	45,639	312,589
Shares issued in payment of gain distributions	65,323	443,520	—	—
Total	398,626	2,718,064	317,131	2,169,462
Cost of shares repurchased	(850,072)	(5,793,374)	(1,715,518)	(11,786,817)
Exchanged into associated funds	(55,162)	(375,462)	(95,168)	(650,443)
Total	(905,234)	(6,168,836)	(1,810,686)	(12,437,260)
Decrease	(506,608)	$(3,450,772)	(1,493,555)	$(10,267,798)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	5,654	$38,337	31,768	$219,685
Investment of dividends	8,248	56,102	11,588	79,158
Exchanged from associated funds	54,246	369,172	1,568	10,657
Shares issued in payment of gain distributions	6,094	41,254	—	—
Total	74,242	504,865	44,924	309,500
Cost of shares repurchased	(286,099)	(1,947,902)	(174,920)	(1,193,942)
Exchanged into associated funds	(2,802)	(18,961)	(15,564)	(106,009)
Total	(288,901)	(1,966,863)	(190,484)	(1,299,951)
Decrease	(214,659)	$(1,461,998)	(145,560)	$(990,451)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	322	$2,189	119	$813
Investment of dividends	2,672	18,176	3,044	20,783
Exchanged from associated funds	4,242	28,804	10,264	69,626
Shares issued in payment of gain distributions	1,276	8,635	—	—
Total	8,512	57,804	13,427	91,222
Cost of shares repurchased	(47,258)	(320,268)	(40,139)	(275,520)
Exchanged into associated funds	(389)	(2,645)	(3,668)	(24,648)
Total	(47,647)	(322,913)	(43,807)	(300,168)
Decrease	(39,135)	$(265,109)	(30,380)	$(208,946)

Notes to Financial Statements

Florida Series
	Year Ended September 30,
	2005		2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	94,812	$756,005	333,920	$2,691,430
Investment of dividends	80,048	637,959	88,280	706,202
Exchanged from associated funds	73,081	583,068	51,920	417,973
Shares issued in payment of gain distributions	1,665	13,282	5,773	46,453
Total	249,606	1,990,314	479,893	3,862,058
Cost of shares repurchased	(600,570)	(4,786,378)	(632,824)	(5,035,550)
Exchanged into associated funds	(6,052)	(48,575)	(13,853)	(109,817)
Total	(606,622)	(4,834,953)	(646,677)	(5,145,367)
Decrease	(357,016)	$(2,844,639)	(166,784)	$(1,283,309)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	36,316	$289,703	124,747	$1,003,580
Investment of dividends	12,388	98,932	13,437	107,634
Exchanged from associated funds	767	6,163	249	2,000
Shares issued in payment of gain distributions	289	2,312	803	6,480
Total	49,760	397,110	139,236	1,119,694
Cost of shares repurchased	(118,994)	(947,816)	(131,835)	(1,064,456)
Exchanged into associated funds	(22,374)	(178,456)	(2,237)	(18,049)
Total	(141,368)	(1,126,272)	(134,072)	(1,082,505)
Increase (decrease)	(91,608)	$(729,162)	5,164	$37,189
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	24	$189	6,180	$50,057
Investment of dividends	2,757	22,009	3,126	25,071
Exchanged from associated funds	3,539	28,403	3,625	29,258
Shares issued in payment of gain distributions	56	453	223	1,795
Total	6,376	51,054	13,154	106,181
Cost of shares repurchased	(26,608)	(211,683)	(27,734)	(221,991)
Exchanged into associated funds	—	—	(10,546)	(83,886)
Total	(26,608)	(211,683)	(38,280)	(305,877)
Decrease	(20,232)	$(160,629)	(25,126)	$(199,696)

Notes to Financial Statements

North Carolina Series
	Year Ended September 30,
	2005		2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	31,132	$250,714	58,711	$469,174
Investment of dividends	53,761	430,309	62,319	501,726
Exchanged from associated funds	16,614	133,328	7,759	61,543
Shares issued in payment of gain distributions	5,121	41,021	8,868	71,813
Total	106,628	855,372	137,657	1,104,256
Cost of shares repurchased	(448,712)	(3,586,486)	(457,198)	(3,667,662)
Exchanged into associated funds	(11,785)	(94,215)	(11,909)	(94,987)
Total	(460,497)	(3,680,701)	(469,107)	(3,762,649)
Decrease	(353,869)	$(2,825,329)	(331,450)	$(2,658,393)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,058	$8,487	29,702	$239,928
Investment of dividends	4,610	36,863	5,293	42,575
Exchanged from associated funds	—	—	36,736	293,308
Shares issued in payment of gain distributions	864	6,911	1,545	12,493
Total	6,532	52,261	73,276	588,304
Cost of shares repurchased	(202,888)	(1,611,054)	(36,221)	(291,368)
Exchanged into associated funds	—	—	(4,094)	(33,077)
Total	(202,888)	(1,611,054)	(40,315)	(324,445)
Increase (decrease)	(196,356)	$(1,558,793)	32,961	$263,859
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,627	$13,179	2,939	$23,706
Investment of dividends	1,578	12,612	1,735	13,947
Exchanged from associated funds	—	—	—	—
Shares issued in payment of gain distributions	154	1,228	307	2,479
Total	3,359	27,019	4,981	40,132
Cost of shares repurchased	(24,018)	(191,428)	(18,396)	(147,741)
Exchanged into associated funds	(140)	(1,116)	—	—
Total	(24,158)	(192,544)	(18,396)	(147,741)
Decrease	(20,799)	$(165,525)	(13,415)	$(107,609)

Notes to Financial Statements

8.
Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman Municipal Series Trust and its Series were not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

In the fall of 2003, the Manager conducted an extensive internal review relating to market timing. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three funds and agreed to waive a portion of its management fee with respect to another fund.

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, a tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”). Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry.

Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Notes to Financial Statements

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total Returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

California High-Yield Series

Class A
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.65	$6.59	$6.74	$6.63	$6.33
Income from Investment Operations:
Net investment income	0.26	0.28	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.30	0.34	0.16	0.42	0.60
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.33)	(0.28)	(0.31)	(0.31)	(0.30)
Net Asset Value, End of Year	$6.62	$6.65	$6.59	$6.74	$6.63

Total Return	4.63%	5.30%	2.48%	6.50%	9.74%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$31,432	$34,315	$38,798	$51,011	$50,239
Ratio of expenses to average net assets	0.92%	0.90%	0.88%	0.84%	0.70%
Ratio of net investment income to average net assets	3.97%	4.20%	4.24%	4.41%	4.69%
Portfolio turnover rate	1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.02%	1.00%	0.98%	0.94%	0.95%
Ratio of net investment income to average net assets	3.87%	4.10%	4.14%	4.31%	4.44%

__________
See footnotes on page 47.

Financial Highlights

California High-Yield Series

Class C
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.66	$6.60	$6.75	$6.64	$6.34
Income from Investment Operations:
Net investment income	0.20	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.24	0.28	0.10	0.36	0.55
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.23)	(0.25)
Distributions from net realized capital gain	(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.27)	(0.22)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Year	$6.63	$6.66	$6.60	$6.75	$6.64

Total Return	3.69%	4.35%	1.56%	5.57%	8.74%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,475	$2,964	$3,482	$3,457	$3,293
Ratio of expenses to average net assets	1.82%	1.80%	1.78%	1.74%	1.60%
Ratio of net investment income to average net assets	3.07%	3.30%	3.34%	3.51%	3.79%
Portfolio turnover rate	1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.92%	1.90%	1.88%	1.84%	1.85%
Ratio of net investment income to average net assets	2.97%	3.20%	3.24%	3.41%	3.54%

__________
See footnotes on page 47.

Financial Highlights

California High-Yield Series

Class D
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.66	$6.60	$6.75	$6.64	$6.34
Income from Investment Operations:
Net investment income	0.20	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.04	0.06	(0.12)	0.13	0.30
Total from Investment Operations	0.24	0.28	0.10	0.36	0.55
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.23)	(0.25)
Distributions from net realized capital gain	(0.07)	(0.01)	(0.03)	(0.02)	—
Total Distributions	(0.27)	(0.22)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Year	$6.63	$6.66	$6.60	$6.75	$6.64

Total Return	3.69%	4.35%	1.56%	5.57%	8.74%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,988	$2,519	$4,832	$5,419	$5,938
Ratio of expenses to average net assets	1.82%	1.80%	1.78%	1.74%	1.60%
Ratio of net investment income to average net assets	3.07%	3.30%	3.34%	3.51%	3.79%
Portfolio turnover rate	1.47%	—	4.43%	11.72%	2.95%
Without management fee waiver:*
Ratio of expenses to average net assets	1.92%	1.90%	1.88%	1.84%	1.85%
Ratio of net investment income to average net assets	2.97%	3.20%	3.24%	3.41%	3.54%

__________
See footnotes on page 47.

Financial Highlights

California Quality Series
Class A
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.89	$6.88	$7.04	$6.90	$6.53
Income from Investment Operations:
Net investment income	0.28	0.28	0.27	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.02)	—	(0.16)	0.20	0.39
Total from Investment Operations	0.26	0.28	0.11	0.49	0.69
Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.27)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.36)	(0.27)	(0.27)	(0.35)	(0.32)
Net Asset Value, End of Year	$6.79	$6.89	$6.88	$7.04	$6.90

Total Return	3.90%	4.23%	1.63%	7.29%	10.72%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$47,186	$51,395	$61,566	$74,713	$74,585
Ratio of expenses to average net assets	0.94%	0.93%	0.93%	0.87%	0.87%
Ratio of net investment income to average net assets	4.04%	4.06%	3.96%	4.23%	4.42%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%

__________
See footnotes on page 47.

Financial Highlights

California Quality Series

Class C
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.87	$6.85	$7.01	$6.88	$6.51
Income from Investment Operations:
Net investment income	0.21	0.22	0.21	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	(0.16)	0.18	0.39
Total from Investment Operations	0.19	0.23	0.05	0.41	0.63
Less Distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.22)	(0.24)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.30)	(0.21)	(0.21)	(0.28)	(0.26)
Net Asset Value, End of Year	$6.76	$6.87	$6.85	$7.01	$6.88

Total Return	2.84%	3.46%	0.72%	6.20%	9.81%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,259	$4,783	$5,772	$5,067	$1,952
Ratio of expenses to average net assets	1.84%	1.83%	1.83%	1.77%	1.77%
Ratio of net investment income to average net assets	3.13%	3.16%	3.06%	3.33%	3.52%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%

__________
See footnotes on page 47.

Financial Highlights

California Quality Series

Class D
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$6.87	$6.85	$7.01	$6.88	$6.51
Income from Investment Operations:
Net investment income	0.21	0.22	0.21	0.23	0.24
Net realized and unrealized gain (loss) on investments	(0.02)	0.01	(0.16)	0.18	0.39
Total from Investment Operations	0.19	0.23	0.05	0.41	0.63
Less Distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.21)	(0.22)	(0.24)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)
Total Distributions	(0.30)	(0.21)	(0.21)	(0.28)	(0.26)
Net Asset Value, End of Year	$6.76	$6.87	$6.85	$7.01	$6.88

Total Return	2.84%	3.46%	0.72%	6.20%	9.81%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,022	$1,306	$1,512	$1,956	$3,344
Ratio of expenses to average net assets	1.84%	1.83%	1.83%	1.77%	1.77%
Ratio of net investment income to average net assets	3.13%	3.16%	3.06%	3.33%	3.52%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%

__________
See footnotes on page 47.

Financial Highlights

Florida Series

Class A
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.00	$8.08	$8.08	$7.88	$7.48
Income from Investment Operations:
Net investment income	0.33	0.32	0.32	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.08)	(0.06)	0.01	0.20	0.43
Total from Investment Operations	0.25	0.26	0.33	0.54	0.79
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.34)	(0.36)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.33)	(0.34)	(0.33)	(0.34)	(0.39)
Net Asset Value, End of Year	$7.92	$8.00	$8.08	$8.08	$7.88

Total Return	3.17%	3.26%	4.16%	7.08%	10.78%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$29,298	$32,470	$34,131	$37,513	$36,695
Ratio of expenses to average net assets	0.98%	0.99%	1.00%	0.94%	0.70%
Ratio of net investment income to average net assets	4.11%	4.05%	3.98%	4.37%	4.70%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.13%	1.14%	1.15%	1.09%	1.08%
Ratio of net investment income to average net assets	3.96%	3.90%	3.83%	4.22%	4.32%

__________
See footnotes on page 47.

Financial Highlights

Florida Series

Class C
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.02	$8.09	$8.10	$7.90	$7.50
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.05)	—	0.19	0.43
Total from Investment Operations	0.18	0.21	0.26	0.48	0.74
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.27)	(0.28)	(0.27)	(0.28)	(0.34)
Net Asset Value, End of Year	$7.93	$8.02	$8.09	$8.10	$7.90

Total Return	2.27%	2.61%	3.24%	6.26%	9.97%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$3,907	$4,683	$4,686	$3,839	$2,274
Ratio of expenses to average net assets	1.73%	1.74%	1.75%	1.69%	1.45%
Ratio of net investment income to average net assets	3.36%	3.30%	3.23%	3.62%	3.95%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.88%	1.89%	1.90%	1.84%	1.83%
Ratio of net investment income to average net assets	3.21%	3.15%	3.08%	3.47%	3.57%

__________
See footnotes on page 47.

Financial Highlights

Florida Series

Class D
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.02	$8.10	$8.10	$7.90	$7.50
Income from Investment Operations:
Net investment income	0.27	0.26	0.26	0.29	0.31
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	0.01	0.19	0.43
Total from Investment Operations	0.18	0.20	0.27	0.48	0.74
Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.26)	(0.28)	(0.31)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)
Total Distributions	(0.27)	(0.28)	(0.27)	(0.28)	(0.34)
Net Asset Value, End of Year	$7.93	$8.02	$8.10	$8.10	$7.90

Total Return	2.27%	2.48%	3.37%	6.26%	9.97%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,176	$1,351	$1,567	$1,904	$1,811
Ratio of expenses to average net assets	1.73%	1.74%	1.75%	1.69%	1.45%
Ratio of net investment income to average net assets	3.36%	3.30%	3.23%	3.62%	3.95%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%
Without management fee waiver:*
Ratio of expenses to average net assets	1.88%	1.89%	1.90%	1.84%	1.83%
Ratio of net investment income to average net assets	3.21%	3.15%	3.08%	3.47%	3.57%

__________
See footnotes on page 47.

Financial Highlights

North Carolina Series

Class A
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.05	$8.14	$8.19	$7.89	$7.54
Income from Investment Operations:
Net investment income	0.29	0.29	0.29	0.32	0.33
Net realized and unrealized gain (loss) on investments	(0.10)	(0.07)	(0.01)	0.31	0.37
Total from Investment Operations	0.19	0.22	0.28	0.63	0.70
Less Distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.29)	(0.32)	(0.33)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.30)	(0.31)	(0.33)	(0.33)	(0.35)
Net Asset Value, End of Year	$7.94	$8.05	$8.14	$8.19	$7.89

Total Return	2.45%	2.82%	3.51%	8.21%	9.52%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$16,781	$19,856	$22,778	$25,386	$25,737
Ratio of expenses to average net assets	1.24%	1.19%	1.19%	1.11%	1.13%
Ratio of net investment income to average net assets	3.60%	3.55%	3.65%	4.11%	4.29%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%

__________
See footnotes on page 47.

Financial Highlights

North Carolina Series

Class C
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.04	$8.13	$8.18	$7.88	$7.54
Income from Investment Operations:
Net investment income	0.23	0.22	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.09)	(0.06)	(0.01)	0.30	0.36
Total from Investment Operations	0.14	0.16	0.22	0.57	0.63
Less Distributions:
Dividends from net investment income	(0.22)	(0.22)	(0.23)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.24)	(0.25)	(0.27)	(0.27)	(0.29)
Net Asset Value, End of Year	$7.94	$8.04	$8.13	$8.18	$7.88

Total Return	1.82%	2.06%	2.74%	7.41%	8.59%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,414	$3,012	$2,778	$2,962	$2,049
Ratio of expenses to average net assets	1.99%	1.94%	1.94%	1.86%	1.88%
Ratio of net investment income to average net assets	2.85%	2.80%	2.90%	3.36%	3.54%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%

__________
See footnotes on page 47.

Financial Highlights

North Carolina Series

Class D
	Year Ended September 30,
	2005	2004	2003	2002ø	2001
Per Share Data:
Net Asset Value, Beginning of Year	$8.04	$8.13	$8.18	$7.88	$7.54
Income from Investment Operations:
Net investment income	0.23	0.22	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.10)	(0.06)	(0.01)	0.30	0.36
Total from Investment Operations	0.13	0.16	0.22	0.57	0.63
Less Distributions:
Dividends from net investment income	(0.22)	(0.22)	(0.23)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)
Total Distributions	(0.24)	(0.25)	(0.27)	(0.27)	(0.29)
Net Asset Value, End of Year	$7.93	$8.04	$8.13	$8.18	$7.88

Total Return	1.69%	2.06%	2.74%	7.41%	8.59%

Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$532	$706	$824	$941	$1,514
Ratio of expenses to average net assets	1.99%	1.94%	1.94%	1.86%	1.88%
Ratio of net investment income to average net assets	2.85%	2.80%	2.90%	3.36%	3.54%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%

__________

*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Series and Florida Series (Note 3).
ø
As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on portfolio securities for financial reporting purposes. The effects of this change, for the year ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratio of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001 have not been restated.

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities including the portfolios of investments, of Seligman Municipal Series Trust (the “Trust”) comprising the California High-Yield, California Quality, Florida, and North Carolina Series as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Series Trust as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 23, 2005

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Independent Trustees

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert B. Catell (68)[2,3] • Trustee: 2003 to Date • Oversees 57 Portfolios in Fund Complex
Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas exploration, development and production companies), Edison Electric Institute, Keyera Facilities Income Fund (natural gas gathering and processing company), New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

John R. Galvin (76)[1,3] • Trustee: 1995 to Date • Oversees 58 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; and Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

Alice S. Ilchman (70)[2,3] • Trustee: 1991 to Date • Oversees 58 Portfolios in Fund Complex
President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation); Trustee, Save the Children (non-profit child assistance organization; and Director, New York Telephone Company.

Frank A. McPherson (72)[2,3] • Trustee: 1995 to Date • Oversees 58 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products), BOK Financial (bank holding company), and the Federal Reserve System’s Kansas City Reserve Bank.

__________
See footnotes on page 52.

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Independent Trustees

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Betsy S. Michel (63)[1,3] • Trustee: 1984 to Date • Oversees 58 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training).

Leroy C. Richie (64)[1,3] • Trustee: 2000 to Date • Oversees 57 Portfolios in Fund Complex
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman Cash Management Fund, Inc.); Director, Kerr- McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); and Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center; and Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (73)[2,3] • Trustee: 1984 to Date • Oversees 58 Portfolios in Fund Complex
Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance); and Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (70)[1,3] • Trustee: 1993 to Date • Oversees 58 Portfolios in Fund Complex
Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company). Formerly, Director and Consultant, Sammons Enterprises, Inc.; and Director, C-SPAN (cable television networks).

__________
See footnotes on page 52.

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Interested Trustees and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris (67)* • Trustee and Chairman of the Board: 1988 to Date • Oversees 58 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (53)* • Trustee: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 58 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director (formerly Vice Chairman), ICI Mutual Insurance Company.

Thomas G. Moles (63) • Vice President and Portfolio Manager: 1988 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Eileen A. Comerford (47) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series; Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

Eleanor T. M. Hoagland (54) • Vice President and Chief Compliance Officer: 2004 to Date
Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT Capital Management.

__________
See footnotes on page 52.

Trustees and Officers of the Trust
Information pertaining to the Trustees and Officers of Seligman Municipal Series Trust is set forth below.

Interested Trustees and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Thomas G. Rose (47) • Vice President: 2000 to Date
Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

Lawrence P. Vogel (49) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer of Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc.; and Treasurer, Seligman International, Inc.

Frank J. Nasta (41) • Secretary: 1994 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc., and Seligman Data Corp.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund trustees and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

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ø
The address for each of the Trustees and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Trustee serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Trustees.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*
Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Trustee Nominating Committee
3 Board Operations Committee

Additional Fund Information

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov[1]. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.[1]

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.[2]

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each series of Seligman Municipal Series Trust, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

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[1] These references to the SEC’s website and Seligman’s website are inactive textual references and information contained in or otherwise accessible through the websites do not form a part of this report or the Fund’s prospectus.

[2] Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

TEB2 9/05

ITEM 2.	CODE OF ETHICS.

As of September 30, 2005, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$79,050	$75,556
Audit-Related Fees	-	-
Tax Fees	9,400	8,800
All Other Fees	1,931	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to the assessment of procedures for compliance with anti-money laundering regulations by the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2005	2004
Audit Fees	$120,630	$114,980
Tax Fees	13,903	7,800
All Other Fees	-	43,000

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

(e) (1)
The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2)	No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $145,864 and $174,580, respectively.

(h)
All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 The Board of Trustees of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the "Committee")
 may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: June 19, 2006

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: June 19, 2006

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940